INVENTORIES, NET (Tables)	12 Months Ended
Mar. 31, 2024
INVENTORIES, NET
Schedule of inventories, net

	March 31,	March 31,
	2024	2023
Purchased office equipment for sale	$1,239,240	$1,878,037
Equipment parts and supplies	695,023	428,176
Other supplies	48,733	23,934
Subtotal	1,982,996	2,330,147
Less: inventory reserve	(19,830)	(23,301)
Inventories, net	$1,963,166	$2,306,846